Significant Accounting Policies (Checks the Outstanding Accounts Payable but not yet Presented for Payment and Recorded) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable [Line Items]
Accounts payable for checks outstanding	$ 30	$ 24
Virginia Electric and Power Company
Accounts Payable [Line Items]
Accounts payable for checks outstanding	17	11
Dominion Energy Gas Holdings, LLC
Accounts Payable [Line Items]
Accounts payable for checks outstanding	$ 7	$ 9